ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Corporate History and Background

Sigyn Therapeutics, Inc. (“Sigyn” or the “Company”) is a development-stage medical technology company headquartered in San Diego, California. Our focus is directed toward the creation of therapeutic solutions that address unmet needs in global health.

Sigyn Therapy™ is a broad-spectrum blood purification technology to address life-threatening infections and inflammatory disorders for which effective drug therapies are not available. Sigyn Therapy extracts pathogen sources of life-threatening inflammation in concert with dampening down the dysregulated overproduction of inflammatory cytokines (the cytokine storm), which plays a prominent role in each of our candidate treatment indications.

Based on its unprecedented ability to isolate and remove viral pathogens, bacterial toxins, and inflammatory cytokines from the bloodstream, Sigyn Therapy is a candidate to treat pathogen-associated sepsis (leading cause of hospital deaths), community acquired pneumonia (a leading cause of death among infectious diseases), emerging pandemic threats, and hyperinflammation & endotoxemia in end-stage renal disease patients.

Since initiating the development of Sigyn Therapy in 2020, we completed a series of in vitro studies that demonstrated the ability of Sigyn Therapy to extract pathogen sources of inflammation from human blood plasma. These include endotoxin (a gram-negative bacterial toxin), peptidoglycan and lipoteichoic acid (gram-positive bacterial toxins), and viral pathogens, including COVID-19.

We also completed studies that demonstrated the ability of Sigyn Therapy to extract inflammatory cytokines from human blood plasma. These include interleukin-1 beta (IL-1b), interleukin-6 (IL-6), and tumor necrosis factor alpha (TNF-a). In a related study, we reduced the circulating presence of 104 nanometer liposomes as a model to evaluate the potential of Sigyn Therapy to address CytoVesicles that transport inflammatory cytokine cargos throughout the bloodstream.

Additionally, we validated the rapid reduction of hepatic (liver) toxins from human blood plasma, which included ammonia, bile acid and bilirubin. Based on these outcomes, we may further investigate the potential of Sigyn Therapy to address acute forms of liver failure.

Subsequent to our in vitro milestone achievements, we completed in vivo animal studies at the University of Michigan, which demonstrated Sigyn Therapy to be well tolerated. In the studies, Sigyn Therapy was administered via standard dialysis machines utilizing conventional blood-tubing sets, for periods up to six hours in eight porcine (pig) subjects. Important criteria for treatment safety, including hemodynamic parameters, serum chemistries and hematologic measurements, were stable across all eight subjects.

The data resulting from our in vivo and in vitro studies is being incorporated into an Investigational Device Exemption (IDE) that we are drafting for submission to the U.S. Food and Drug Administration (“FDA”) to support the potential initiation of human feasibility studies in the United States.

Merger Transaction

On October 19, 2020, Sigyn Therapeutics, Inc, a Delaware corporation (the “Registrant”) formerly known as Reign Resources Corporation, completed a Share Exchange Agreement (the “Agreement”) with Sigyn Therapeutics, Inc., a private entity incorporated in the State of Delaware on October 19, 2019.

In the Share Exchange Agreement, we acquired 100% of the issued and outstanding shares of privately held Sigyn Therapeutics common stock in exchange for 75% of the fully paid and nonassessable shares of our common stock outstanding (the “Acquisition”). In conjunction with the transaction, we changed our name from Reign Resources Corporation to Sigyn Therapeutics, Inc. pursuant to an amendment to our articles of incorporation that was filed with the State of Delaware. Subsequently, our trading symbol was changed to SIGY. The Acquisition was treated by the Company as a reverse merger in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). For accounting purposes, Sigyn is considered to have acquired Reign Resources Corporation as the accounting acquirer because: (i) Sigyn stockholders own 75% of the combined company, on an as-converted basis, immediately following the Closing Date, (ii) Sigyn directors hold a majority of board seats in the combined company and (iii) Sigyn management held all key positions in the management of the combined company. Accordingly, Sigyn’s historical results of operations will replace Reign Resources Corporation’s historical results of operations for all periods prior to the Acquisition and, for all periods following the Acquisition, the results of operations of the combined company will be included in the Company’s financial statements. The Acquisition was treated as a “tax-free exchange” under Section 368 of the Internal Revenue Code of 1986 and resulted in the private Sigyn Therapeutics corporate entity (established on October 29, 2019) to become a wholly owned subsidiary of Reign Resources Corporation. Among the conditions for closing the acquisition, the Reign Resources Corporation extinguished all previously reported liabilities, its preferred class of shares, and all stock purchase options. As a result, the reported liabilities totaling $3,429,516 were converted into a total of 7,907,351 common shares. Additionally, assets held on the books of Reign Resources Corporation, such as Gem inventory, was kept in the Company and therefore recorded as assets on the Share Exchange date. Upon the closing of the Acquisition, we appointed James A. Joyce and Craig P. Roberts to serve as members of our Board of Directors.

As of August 15, 2022, we have a total 37,295,813 shares issued and outstanding, of which 11,655,813 shares are held by non-affiliate stockholders.

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Corporate History and Background

Sigyn Therapeutics, Inc. (“Sigyn” or the “Company”) is a development-stage therapeutic technology company headquartered in San Diego, California USA. Our business focus is the clinical advancement of Sigyn Therapy, a multi-function blood purification technology designed to overcome the limitations of previous drugs and devices to treat life-threatening inflammatory disorders, including sepsis, the leading cause of hospital deaths worldwide.

We are advancing Sigyn Therapy to treat pathogen-associated conditions that precipitate sepsis and other high-mortality disorders that are not addressed with approved drug therapies. To address these unmet therapeutic needs, we designed Sigyn Therapy to extract pathogen sources of life-threating inflammation from the bloodstream in concert with the depletion of pro-inflammatory cytokines, whose dysregulated production (the cytokine storm) plays a prominent role in each of our therapeutic indication opportunities.

In addition to sepsis, our candidate treatment indications include, but are not limited to; emerging pandemic threats, drug resistant pathogens, hepatic encephalopathy, bridge to liver transplant, and community-acquired pneumonia (“CAP”), which is a leading cause of death among infectious diseases, the leading cause of death in children under five years of age, and a catalyst for approximately 50% of sepsis and septic shock cases.

Public Merger Agreement

On October 19, 2020, Sigyn Therapeutics, Inc, a Delaware corporation (the “Registrant”) formerly known as Reign Resources Corporation, completed a Share Exchange Agreement (the “Agreement”) with Sigyn Therapeutics, Inc., a private entity incorporated in the State of Delaware on October 19, 2019.

In the Share Exchange Agreement, we acquired 100% of the issued and outstanding shares of privately held Sigyn Therapeutics Inc., common stock in exchange for 75% of the fully paid and nonassessable shares of our common stock outstanding (the “Acquisition”). In conjunction with the transaction, we changed our name from Reign Resources Corporation to Sigyn Therapeutics, Inc. pursuant to an amendment to our articles of incorporation that was filed with the State of Delaware. The Acquisition was treated by the Company as a reverse merger in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). For accounting purposes, Sigyn is considered to have acquired Reign Resources Corporation as the accounting acquirer because: (i) Sigyn stockholders own 75% of the combined company, on an as-converted basis, immediately following the Closing Date, (ii) Sigyn directors hold a majority of board seats in the combined company and (iii) Sigyn management held all key positions in the management of the combined company. Accordingly, Sigyn’s historical results of operations will replace Reign Resources Corporation’s historical results of operations for all periods prior to the Acquisition and, for all periods following the Acquisition, the results of operations of the combined company will be included in the Company’s financial statements. The Acquisition was treated as a “tax-free exchange” under Section 368 of the Internal Revenue Code of 1986 and resulted in the private Sigyn Therapeutics corporate entity (established on October 29, 2019) to become a wholly owned subsidiary of Reign Resources Corporation. Among the conditions for closing the acquisition, the Reign Resources Corporation extinguished all previously reported liabilities, its preferred class of shares, and all stock purchase options. As a result, the reported liabilities totaling $3,429,516 were converted into a total of 7,907,351 common shares. Additionally, assets held on the books of Reign Resources Corporation, such as Gem inventory, was kept in the Company and therefore recorded as assets on the Share Exchange date. Upon the closing of the Acquisition, we appointed James A. Joyce and Craig P. Roberts to serve as members of our Board of Directors.

As of March 14, 2022, we have a total 37,295,803 shares issued and outstanding, of which 11,655,803 shares are held by non-affiliate shareholders.

About Sigyn Therapy

Our business focus is the clinical advancement of Sigyn Therapy, a multi-function blood purification technology designed to overcome the limitations of previous drugs and devices to treat life-threatening inflammatory disorders, including sepsis, the leading cause of hospital deaths worldwide.

We are advancing Sigyn Therapy to treat pathogen-associated conditions that precipitate sepsis and other high-mortality disorders that are not addressed with approved drug therapies. To address these unmet therapeutic needs, we designed Sigyn Therapy to extract pathogen sources of life-threating inflammation from the bloodstream in concert with the depletion of pro-inflammatory cytokines, whose dysregulated production (the cytokine storm) plays a prominent role in each of our therapeutic indication opportunities.

In addition to sepsis, our candidate treatment indications include, but are not limited to; emerging pandemic threats, drug resistant pathogens, hepatic encephalopathy, bridge to liver transplant, and CAP, which is a leading cause of death among infectious diseases, the leading cause of death in children under five years of age, and a catalyst for approximately 50% of sepsis and septic shock cases.

Post Public Merger Developments

Since the consummation of our public merger on October 19, 2020, we have advanced Sigyn Therapy from conceptual design to clinical application. We initiated and completed six (6) in vitro blood plasma studies that have validated the ability of Sigyn Therapy to address a broad-spectrum of relevant therapeutic targets, including endotoxin (gram-negative bacterial toxin); peptidoglycan and lipoteichoic acid (gram-positive bacterial toxins); viral pathogens (including SARS-CoV-2); hepatic toxins (ammonia, bile acid, and bilirubin); CytoVesicles (extracellular vesicles that transport inflammatory cytokine cargos); and tumor necrosis factor alpha (TNF alpha), interleukin-1 beta (IL-1b), and interleukin 6 (IL-6), which are pro-inflammatory cytokines whose dysregulated production (the cytokine storm) precipitate sepsis and play a prominent role in each of our therapeutic opportunities.

Subsequent to these milestone achievements, we announced the completion of in vivo animal studies on February 23, 2022, that demonstrated Sigyn Therapy to be safe and well tolerated.

In the studies, Sigyn Therapy was administered via standard dialysis machines utilizing conventional blood-tubing sets, for periods of up to six hours in eight (8) porcine (pig) subjects, each weighing approximately 40-45 kilograms. The studies were comprised of a pilot phase (two subjects), which evaluated the feasibility of the study protocol in the first-in-mammal use of Sigyn Therapy; and an expansion phase (six subjects) to further assess treatment safety and refine pre-treatment set-up and operating procedures. Sigyn Therapy was well tolerated by all eight animal subjects and no serious adverse events were reported in any treated animal subject. Important criteria for treatment safety – including hemodynamic parameters, serum chemistries and hematologic measurements – were stable across all subjects.

The studies were conducted by a clinical team at Innovative BioTherapies, Inc. (“IBT”), under a contract with the University of Michigan to utilize animal care, associated institutional review oversight, as well as surgical suite facilities located within the North Campus Research Complex. IBT is uniquely experienced in providing development services that support the clinical advancement of extracorporeal devices. The treatment protocol of the study was reviewed and approved by the University of Michigan Institutional Animal Care and Use Committee (IACUC).

We plan to incorporate the data resulting from our in vivo and invitro studies into an Investigational Device Exemption (IDE) that we are drafting for submission to the FDA to support the potential initiation of human clinical studies.